Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2022	May 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Federal deposit insurance corporation						$ 250,000
Percentage of additional payment							20.00%
Percentage of revenue					50.00%	50.00%	50.00%
Fees percentage						50.00%	50.00%
Revenue total					$ 8,117	$ 16,911	$ 20,524
Deferred revenue					0	0	$ 0	$ 0
Deferred offering costs					516,829	$ 516,829
Issuance of common stock for services		66,667	2,033,737	1,733,333		3,000,000
Common stock for services for fair value		$ 100,000			$ 3,000,000	$ 3,000,000		100,000
Restricted stock units	175,000					175,000	262,500
Federal deposit insurance corporation (FDIC), amount							$ 250,000
Percentage of greater tax rate							50.00%
Percentage of lesser tax rate							50.00%
Tax benefit
CWS [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of additional payment					20.00%	20.00%
Country Wine & Spirts (“CWS”)[Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of accounts receivables							100.00%	100.00%
Country Wine & Spirts (“CWS”)[Member] | Product [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of revenue							25.00%	42.00%